Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Loss for the period	$ (17,674)	$ (36,500)
Items not involving cash:
Interest income	(110)	(241)
Accretion of provision for site reclamation and closure	39	39
Loss on marketable securities	239	200
Amortization of flow-through share premium (note 10)	(2,347)	(5,966)
Unrealized foreign exchange loss	10	(3)
Share-based compensation (note 14(a))	1,059	1,838
Depreciation of fixed assets	262	253
Changes in non-cash working capital:
Amounts receivable	587	(330)
Prepaid expenses and deposits	342	(886)
Accounts payable and accrued liabilities	(251)	279
Cash used in operating activities	(17,844)	(41,317)
Investing activities:
Interest received	110	241
Purchase of equipment	(109)	(144)
Mineral property acquisition costs	(1,386)	(1,323)
Increase in reclamation bond	(53)	0
Cash used in investing activities	(1,438)	(1,226)
Financing activities:
Proceeds from issuance of common shares, net of cash share issuance costs	18,220	38,911
Proceeds from share option and warrant exercises (note 13 (b))	219	3,657
Cash provided by financing activities	18,439	42,568
Effect of foreign exchange rate changes on cash	22	(8)
Decrease (increase) in cash	(821)	17
Cash, beginning of the period	2,474	2,457
Cash, end of the period	$ 1,653	$ 2,474